PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.                SEMIANNUAL REPORT



Dear Shareholder,                                              November 15, 2000

We are pleased to present you with the semiannual report for the PaineWebber Financial Services Growth Fund (the "Fund") for the six-month period ended September 30, 2000.

MARKET REVIEW
--------------------------------------------------------------------------------

[ICON]During the six-month period ended September 30, 2000, market sentiment changed dramatically. While the economic backdrop of relatively strong growth and moderate inflation was positive for stocks, other economic factors contributed to an unsettled investment environment. Rising oil prices, the prospect of a slowdown in the pace of economic growth, the decline of the euro (Europe's single currency) against the U.S. dollar and weaker corporate profits resulted in widespread volatility in the stock market.

     Going into the period, growth stocks--particularly those in the technology sector--continued to be market leaders. As growth stock valuations rose, however, investors grew concerned that such valuations were unsustainable. As a result, investors began selling their growth shares in favor of value stocks. At the end of the six-month period, the performance of value stocks bested that of growth stocks. Returns on value stocks of every stripe--small, mid and large cap--outpaced their growth counterparts. The shift in market sentiment away from high-growth technology companies and into well-established traditional companies generally benefited the performance of financial stocks.

[SIDENOTE:]

PAINEWEBBER FINANCIAL
SERVICES GROWTH FUND, INC.

INVESTMENT GOAL:
Long-term capital
appreciation

ADVISOR/TEAM:
Mitchell Hutchins
Asset Management Inc.

COMMENCEMENT:
May 22, 1986 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
March 30, 1998 (Class Y)

DIVIDEND PAYMENTS:
Annually

SEMIANNUAL REPORT                PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.

PERFORMANCE AT A GLANCE
-----------------------------------------------------------------------------
---------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 9/30/00
---------------------------------------------------
-------------------------------------------------------------------------------------
                                   6 Months   1 Year   5 Years 10 Years Inception(0)
-------------------------------------------------------------------------------------
                     CLASS A*       23.91%    31.27%    17.43%  24.08%     15.18%
    Before Deducting CLASS B**      23.40     30.13     16.52    N/A       20.34
Maximum Sales Charge CLASS C+       23.40     30.21     16.53    N/A       17.50
                     CLASS Y++      24.11     31.45      N/A     N/A        2.25
------------------------------------------------------------------------------------
    After Deducting  CLASS A*       18.32     25.34     16.36   23.51      14.81
Maximum Sales Charge CLASS B**      18.40     25.13     16.30    N/A       20.34
                     CLASS C+       22.40     29.21     16.53    N/A       17.50
------------------------------------------------------------------------------------
S&P 500  Index                      -3.60     13.27     21.68   19.42      16.07
S&P 500 Financial Index             20.33     33.78     24.62   25.47      15.35
Lipper Financial Services           19.14     26.64     17.84   24.06      15.52
Funds Median
------------------------------------------------------------------------------------

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

0 Inception: since commencement of issuance on May 22, 1986 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and March 30, 1998 for Class Y shares. Lipper Median inception return is as of May 22, 1986. Index inception returns are as of May 31, 1986.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.

SEMIANNUAL REPORT

PORTFOLIO HIGHLIGHTS

     During the six-month period, it appeared that the Federal Reserve Board (the "Fed") had come to the end of its interest rate-raising cycle. The Fed had periodically raised short-term interest rates from June 1999 through June 2000 but took no action on rates in August 2000. The Fed's interest rate stance was positive for the Fund, because the stocks of financial companies tend to perform well when interest rates are relatively stable or declining.

     The Fund was well positioned to take advantage of the improved interest-rate environment. Its commitment to companies that have the potential to benefit from growth in capital markets helped boost performance. Money center banks, such as Bank of America (4.8%),* Citigroup (4.6%)* and Chase Manhattan (3.7%),* which were among the Fund's top ten holdings, were strong contributors to performance. The Fund's return was also aided by investments in Federal National Mortgage Association (4.1%)* and Bank of New York (2.9%).* Both of these financial institutions produced strong earnings streams, which in turn boosted their share prices. While asset management firms enhanced performance early in the period, the Fund's exposure to this area of the market was reduced when the share prices of some asset managers reached target levels. The Fund's relatively small exposure to regional banks was positive for performance, because many regional banks reported weak earnings. The Fund took advantage of attractive valuations in the property casualty sector and added Hartford Financial Services Group and ACE Ltd. (1.7%)* to the portfolio in May.

OUTLOOK

     There is evidence that the Fed's efforts of slowing the pace of economic growth and containing inflation may be working. This good news, however, has been tempered by concerns about high energy prices and declining corporate profits. As we move toward the end of 2000 and into 2001, the outlook for the equity markets seems to be improving. The Fed left interest rates unchanged at its October meeting. Oil prices have declined, and although oil prices have been sustained at far higher levels than many expected just six months ago, we may have seen the highs. The euro's weakness persists, but support may have been established with recent coordinated central bank intervention. There is much to preoccupy the markets, but the weight of the evidence suggests a cautiously optimistic posture. The underpinnings of the economy remain solid, productivity continues to be strong and inflation remains in check. Such positive economic factors are generally good for the financial markets.

     As we move into 2001, the investment environment for financial services stocks appears to be positive. The Fed may have achieved its goal of slowing the pace of economic growth and this bodes well for a more favorable interest rate environment. The Fund's emphasis on large financial companies that conduct a substantial amount of business in global capital markets should be positive for the Fund in the months ahead.



* Weightings represent percentages of net assets as of September 30, 2000.

SEMIANNUAL REPORT

PAINEWEBBER FINANCIAL SERVICES GROWTH
FUND INC.--PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

CHARACTERISTICS*                         9/30/00                 3/31/00
----------------------------------------------------------------------------------------
Net Assets ($mm)                         $283.6                 $258.8
Number of Securities                       92                     49
Stocks                                    99.4%                  95.1%
Cash & Equivalents                        0.6%                   4.9%
----------------------------------------------------------------------------------------

TOP FIVE SECTORS*                   9/30/00                                     3/31/00
----------------------------------------------------------------------------------------
Banks                                37.4%    Brokerage & Asset Management       29.0%
Financial Services                   24.5     Banks                              24.8
Securities & Asset Management        15.6     Financial Services                 18.6
Other Insurance                      12.6     Other Insurance                    15.7
Life Insurance                        5.8     Business Services                   7.2
----------------------------------------------------------------------------------------
Total                                95.9     Total                              95.3

TOP TEN HOLDINGS*                   9/30/00                                     3/31/00
----------------------------------------------------------------------------------------
Bank of America                       4.8%    Chase Manhattan                     4.7%
Citigroup                             4.6     AMBAC Financial Group               4.7
American Express                      4.3     Lehman Brothers Holdings            4.5
American International Group          4.3     AXA Financial                       4.4
Federal National Mortgage Assn.       4.1     Kansas City Southern Industries     4.3
Morgan Stanley Dean Witter            3.7     Travelers Property Casualty         4.3
Chase Manhattan                       3.7     Citigroup                           3.9
Wells Fargo                           3.4     Capital One Financial               3.9
Bank of New York                      2.9     Affiliated Managers Group           3.7
Federal Home Loan Mortgage Corp.      2.5     Wells Fargo                         3.5
----------------------------------------------------------------------------------------
Total                                38.3     Total                              41.9



* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.                SEMIANNUAL REPORT



Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber Financial Services Growth Fund, Inc., or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor. For additional information, visit us at www.painewebber.com.


Sincerely,


/s/ Brian M. Storms


BRIAN M. STORMS
Chief Executive Officer and
President
Mitchell Hutchins
Asset Management Inc.

     This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended September 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.


(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.

PERFORMANCE RESULTS(UNAUDITED)

                                                                                           TOTAL RETURN(1)
                                             NET ASSET VALUE                      -----------------------------------
                                 -----------------------------------------           12 MONTHS            6 MONTHS
                                 09/30/00        03/31/00         09/30/99        ENDED 09/30/00       ENDED 09/30/00
Class A Shares                    $33.06          $26.68           $26.01              31.27%              23.91%
Class B Shares                     31.75           25.73            25.15              30.13               23.40
Class C Shares                     31.69           25.68            25.09              30.21               23.40


PERFORMANCE SUMMARY CLASS A SHARES

                                     NET ASSET VALUE
                                --------------------------       CAPITAL GAINS
PERIOD COVERED                  BEGINNING        ENDING           DISTRIBUTED       DIVIDENDS PAID     TOTAL RETURN(1)
05/22/86-12/31/86                $  9.25         $  8.31               --                 --              (10.16)%
1987                                8.31            6.88            $0.2265            $0.3703            (11.05)
1988                                6.88            7.70               --               0.2375             15.38
1989                                7.70            9.08               --               0.2900             21.71
1990                                9.08            7.73               --               0.2410            (12.33)
1991                                7.73           12.55               --               0.2070             65.37
1992                               12.55           17.38               --               0.0237             38.68
1993                               17.38           17.22             1.8425             0.0820             10.32
1994                               17.22           15.68             1.2660             0.1345             (0.75)
1995                               15.68           20.57             2.2099             0.2942             47.46
1996                               20.57           22.80             3.3870             0.2300             28.96
1997                               22.80           31.24             1.5895             0.2068             45.20
1998                               31.24           31.24             0.4139             0.2780              2.31
1999                               31.24           27.40             0.7891             0.0779             (9.42)
01/01/00-09/30/00                  27.40           33.06               --                 --               20.66
                                                          Totals:  $11.7244            $2.6729
                                                                 CUMULATIVE TOTAL RETURN AS OF 09/30/00:  662.73%


PERFORMANCE SUMMARY CLASS B SHARES

                                     NET ASSET VALUE
                                --------------------------       CAPITAL GAINS
PERIOD COVERED                  BEGINNING         ENDING          DISTRIBUTED       DIVIDENDS PAID     TOTAL RETURN(1)
07/01/91-12/31/91                 $10.24          $12.56               --              $0.0640             23.30%
1992                               12.56           17.31               --                 --               37.82
1993                               17.31           17.04            $1.8425             0.0571              9.57
1994                               17.04           15.47             1.2660             0.0344             (1.53)
1995                               15.47           20.21             2.2099             0.1766             46.36
1996                               20.21           22.32             3.3870             0.0592             28.00
1997                               22.32           30.42             1.5895             0.0884             44.10
1998                               30.42           30.38             0.4139             0.0755              1.55
1999                               30.38           26.49             0.7891               --              (10.12)
01/01/00-09/30/00                  26.49           31.75               --                 --               19.86
                                                          Totals   $11.4979            $0.5552
                                                                 CUMULATIVE TOTAL RETURN AS OF 09/30/00:  455.36%

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.



PERFORMANCE RESULTS(UNAUDITED) (CONCLUDED)


PERFORMANCE SUMMARY CLASS C SHARES

                                     NET ASSET VALUE
                                 -----------------------        CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
07/01/92-12/31/92                 $14.61          $17.32               --              $0.0359             18.80%
1993                               17.32           17.03            $1.8425             0.0691              9.52
1994                               17.03           15.48             1.2660             0.0209             (1.50)
1995                               15.48           20.21             2.2099             0.1819             46.30
1996                               20.21           22.29             3.3870             0.0861             27.99
1997                               22.29           30.37             1.5895             0.0938             44.09
1998                               30.37           30.31             0.4139             0.0944              1.55
1999                               30.31           26.43             0.7891               --              (10.11)
01/01/00-09/30/00                  26.43           31.69               --                 --               19.90
                                                          Totals   $11.4979            $0.5821
                                                                 CUMULATIVE TOTAL RETURN AS OF 09/30/00:  278.51%

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended September 30, 2000 and since inception, March 30, 1998 through September 30, 2000, Class Y shares have a total return of 24.11% and 5.74%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC


PORTFOLIO OF INVESTMENTS                          SEPTEMBER 30, 2000(UNAUDITED)


NUMBER OF
  SHARES                                                                 VALUE
  ------                                                                 -----
COMMON STOCKS--99.40%
BANKS--37.37%
     14,700  Amsouth Bancorporation .....................            $   183,750
    148,100  Bank of New York Company, Inc. .............              8,302,856
    118,100  Bank One Corp. .............................              4,561,612
    261,000  Bank of America Corp. ......................             13,669,875
     30,200  BB&T Corp. .................................                909,775
      6,090  Charter One Financial, Inc. ................                148,444
    225,000  Chase Manhattan Corp. ......................             10,392,187
    240,000  Citigroup, Inc. ............................             12,975,000
     20,400  Comerica, Inc. (1) .........................              1,192,125
     85,100  Cullen Frost Bankers Inc. (1) ..............              2,765,750
     41,500  Fifth Third Bancorp ........................              2,235,812
    127,100  First Union Corp. (1) ......................              4,091,031
    119,100  Firstar Corp. ..............................              2,664,862
    126,800  FleetBoston Financial Corp. ................              4,945,200
     21,000  Huntington Bancshares, Inc. ................                308,438
     24,600  J.P. Morgan & Company, Inc. ................              4,019,025
     33,200  KeyCorp ....................................                840,375
     67,400  Mellon Financial Corp. .....................              3,125,675
     82,500  National City Corp. ........................              1,825,312
     19,100  Northern Trust Corp. .......................              1,697,513
      4,700  Old Kent Financial Corp. ...................                136,006
     27,400  PNC Bank Corp. .............................              1,781,000
     85,500  Prosperity Bancshares Inc. .................              1,571,063
      6,200  Regions Financial Corp. ....................                140,663
     32,200  Silicon Valley Bancshares * (1) ............              1,875,147
      4,800  SouthTrust Corp. ...........................                150,900
     15,500  State Street Corp. .........................              2,015,000
     10,900  Summit Bancorp, Inc. .......................                376,050
     36,200  Suntrust Banks, Inc. .......................              1,803,213
     42,000  Synovus Financial Corp. ....................                889,875
     76,700  Texas Regional Bankshares Inc. .............              2,176,362
      4,500  Union Planters Corp. .......................                148,781
     72,000  US Bancorp, Inc. (1) .......................              1,638,000
     16,200  Wachovia Corp. .............................                918,338
    206,900  Wells Fargo & Co. ..........................              9,504,469
                                                                     -----------
                                                                     105,979,484
                                                                     -----------
FINANCIAL SERVICES--24.47%
    202,800  American Express Co. (1) ...................             12,320,100
     46,400  AON Corp. ..................................              1,821,200
     78,900  Associates First Capital Corp. .............              2,998,200
     40,500  Capital One Financial Corp. ................              2,837,531
      7,800  CIT Group Inc. .............................                136,500
     62,400  Compucredit Corp. * (1) ....................              3,500,250
      3,600  Countrywide Credit Industries, Inc. ........                135,900
    130,000  Federal Home Loan Mortgage Corp. ...........              7,028,125
    162,900  Federal National Mortgage Association ......             11,647,350
     97,900  Household International, Inc. ..............              5,543,587
     11,700  John Hancock Financial Services * ..........                314,438
     37,300  Marsh & McLennan Co., Inc. .................              4,951,575


NUMBER OF
  SHARES                                                                 VALUE
  ------                                                                 -----
    176,100  MBNA Corp. .................................            $ 6,779,850
     49,800  Metris Companies Inc. (1) ..................              1,967,100
     34,400  Providian Corp. ............................              4,368,800
     63,500  USA Education, Inc. ........................              3,059,907
                                                                     -----------
                                                                      69,410,413
                                                                     -----------
INFORMATION & COMPUTER SERVICES--0.78%
     56,800  First Data Corp. ...........................              2,218,750
                                                                     -----------
LIFE INSURANCE--5.76%
     49,400  AFLAC, Inc. ................................              3,164,688
     28,500  American General Corp. .....................              2,223,000
     64,400  Annuity & Life Re Holdings .................              1,553,650
     99,100  AXA Financial Inc. .........................              5,047,906
      8,400  CIGNA Corp. ................................                876,960
     18,000  Lincoln National Corp. .....................                866,250
      4,900  Torchmark, Inc. ............................                136,281
     90,800  UnumProvident Corp. ........................              2,474,300
                                                                     -----------
                                                                      16,343,035
                                                                     -----------
OTHER INSURANCE--12.63%
     33,200  ACE Ltd. ...................................              1,303,100
     46,000  Allstate Corp. .............................              1,598,500
     29,400  AMBAC Financial Group Inc. .................              2,153,550
    125,434  American International Group, Inc. .........             12,002,466
     10,600  Chubb Corp. ................................                838,725
      6,900  Cincinnati Financial Corp. .................                244,950
     48,400  Hartford Financial Services Group, Inc. ....              3,530,175
     40,300  Jefferson-Pilot Corp. (1) ..................              2,735,362
      3,500  Loews Corp. ................................                291,813
      7,300  MBIA, Inc. .................................                519,213
    189,400  Metlife Inc.* (1) ..........................              4,959,912
     14,100  MGIC Investment Corp. ......................                861,863
     24,400  PMI Group Inc. .............................              1,653,100
      3,600  Progressive Corp. ..........................                294,750
      8,100  Radian Group Inc. ..........................                546,750
      5,300  SAFECO Corp. ...............................                144,425
     43,300  St. Paul Companies, Inc. (1) ...............              2,135,231
                                                                     -----------
                                                                      35,813,885
                                                                     -----------
REAL PROPERTY--0.72%
     42,600  Equity Residential Properties Trust ........              2,044,800
                                                                     -----------
SECURITIES & ASSET MANAGEMENT--15.62%
     39,800  Affiliated Managers Group Inc.* (1) ........              2,266,113
     22,300  Allmerica Financial Corp. ..................              1,425,806
      4,400  Bear Stearns Co., Inc. .....................                277,200
    179,400  Charles Schwab Corp. (1) ...................              6,368,700
     65,300  Franklin Resources, Inc. ...................              2,901,279
     55,000  Goldman Sachs Group Inc. ...................              6,266,562
     33,900  Lehman Brothers Holdings, Inc. (1) .........              5,008,725
     99,200  Merrill Lynch & Co., Inc. ..................              6,547,200


8

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC

NUMBER OF
  SHARES                                                                 VALUE
  ------                                                                 -----
COMMON STOCKS--(CONCLUDED)
SECURITIES & ASSET MANAGEMENT--(CONCLUDED)
    115,500  Morgan Stanley Dean Witter & Co. ...........            $10,561,031
     58,000  Stilwell Financial, Inc. (1) ...............              2,523,000
      3,200  T. Rowe Price & Associates, Inc. ...........                150,200
                                                                     -----------
                                                                      44,295,816
                                                                     -----------

THRIFT--2.05%
     48,300  Golden West Financial Corp. (1) ............            $ 2,590,087
     39,700  Mony Group Inc. (1) ........................              1,583,038
     41,200  Washington Mutual, Inc. ....................              1,640,275
                                                                     -----------
                                                                       5,813,400
                                                                     -----------
             Total Common Stocks (cost--$237,671,230) ...            281,919,583
                                                                     -----------



PRINCIPAL
  AMOUNT                                                                   MATURITY          INTEREST
   (000)                                                                     DATE              RATE       VALUE
   -----                                                                     ----              ----       -----
REPURCHASE AGREEMENT--0.72%
   $2,051  Repurchase Agreement dated 09/29/00 with SG Warburg, collateralized by $1,679,000 U.S. Treasury Bonds, 8.125%
             due 08/15/21 (value--$2,092,454); proceeds: $2,052,111
             (cost--$2,051,000) .........................................   10/02/00          6.500%      2,051,000
                                                                                                       ------------
Total Investments (cost--$239,722,230)--100.13% .........................                               283,970,583
Liabilities in excess of other assets--(0.13)% ..........................                                  (359,881)
                                                                                                       ------------
Net Assets--100.00% .....................................................                              $283,610,702
                                                                                                       ============

----------
*     Non-income producing security.
(1)  Security, or portion thereof, was on loan at September 30, 2000.



                 See accompanying notes to financial statements

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.



STATEMENT OF ASSETS AND LIABILITIES                                          SEPTEMBER 30, 2000(UNAUDITED)

ASSETS
Investments in securities, at value (cost--$239,722,230) ......................................   $283,970,583
Investments of cash collateral received for securities loaned, at value (cost--$25,754,200) ...     25,754,200
Cash ..........................................................................................          6,751
Receivable for investments sold ...............................................................        214,940
Dividends and interest receivable .............................................................        295,431
Receivable for fund shares sold ...............................................................        163,858
Other assets ..................................................................................         32,588
                                                                                                  ------------
Total assets ..................................................................................    310,438,351
                                                                                                  ------------
LIABILITIES
Collateral for securities loaned ..............................................................     25,754,200
Payable for fund shares repurchased ...........................................................        544,584
Payable to affiliates .........................................................................        297,952
Accrued expenses and other liabilities ........................................................        230,913
                                                                                                  ------------
Total liabilities .............................................................................     26,827,649
                                                                                                  ------------
NET ASSETS
Capital Stock of $0.001 par value outstanding .................................................    192,679,093
Accumulated net investment loss ...............................................................       (117,193)
Accumulated net realized gains from investment transactions ...................................     46,800,449
Net unrealized apppreciation of investments ...................................................     44,248,353
                                                                                                  ------------
Net assets ....................................................................................   $283,610,702
                                                                                                  ============
CLASS A:
Net assets ....................................................................................   $143,782,422
                                                                                                  ------------
Shares outstanding ............................................................................      4,349,621
                                                                                                  ------------
Net asset value and redemption value per share ................................................   $      33.06
                                                                                                  ============
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering price)   $      34.62
                                                                                                  ============
CLASS B:
Net assets ....................................................................................   $ 94,087,588
                                                                                                  ------------
Shares outstanding ............................................................................      2,963,004
                                                                                                  ------------
Net asset value and offering price per share ..................................................   $      31.75
                                                                                                  ============
CLASS C:
Net assets ....................................................................................   $ 42,807,522
                                                                                                  ------------
Shares outstanding ............................................................................      1,350,961
                                                                                                  ------------
Net asset value and offering price per share ..................................................   $      31.69
                                                                                                  ============
CLASS Y:
Net assets ....................................................................................   $  2,933,170
                                                                                                  ------------
Shares outstanding ............................................................................         88,607
                                                                                                  ------------
Net asset value, offering price and redemption value per share ................................   $      33.10
                                                                                                  ============

                 See accompanying notes to financial statements

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.


STATEMENT OF OPERATIONS                             FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000(UNAUDITED)

INVESTMENT INCOME:
Dividends ................................................................................   $  1,531,907
Interest .................................................................................        509,352
                                                                                             ------------
                                                                                                2,041,259
                                                                                             ------------
EXPENSES:
Investment advisory and administration ...................................................        903,722
Service fees--Class A ....................................................................        160,741
Service and distribution fees--Class B ...................................................        444,173
Service and distribution fees--Class C ...................................................        190,752
Transfer agency and service ..............................................................        188,690
Custody and accounting ...................................................................         86,958
Federal and state registration fees ......................................................         48,981
Reports and notices to shareholders ......................................................         47,946
Professional fees ........................................................................         38,044
Directors fees ...........................................................................          5,250
Other expenses ...........................................................................         47,424
                                                                                             ------------
                                                                                                2,162,681
Less: Fee waiver from adviser ............................................................         (4,229)
                                                                                             ------------

Net expenses .............................................................................      2,158,452
                                                                                             ------------
Net investment loss ......................................................................       (117,193)
                                                                                             ------------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS:
Net realized gains from investment transactions ..........................................     45,008,448
Net change in unrealized appreciation/depreciation of investments ........................     10,764,632
                                                                                             ------------
NET REALIZED AND UNREALIZED GAINS FROM TRANSACTIONS ......................................     55,773,080
                                                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................   $ 55,655,887
                                                                                             ============

                  See accompanying notes to financial statements

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.


STATEMENT OF CHANGES IN NET ASSETS                                            FOR THE SIX MONTHS ENDED
                                                                                 SEPTEMBER 30, 2000         FOR THE YEAR ENDED
                                                                                     (UNAUDITED)              MARCH 31, 2000
                                                                              ------------------------      ------------------
FROM OPERATIONS:
Net investment loss .........................................................      $    (117,193)             $    (252,125)
Net realized gains from investment transactions .............................         45,008,448                  1,358,327
Net change in unrealized appreciation/depreciation of investments ...........         10,764,632                (39,756,249)
                                                                                   -------------              -------------
Net increase (decrease) in net assets resulting from operations .............         55,655,887                (38,650,047)
                                                                                   -------------              -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A ..............................................            --                        (415,492)
Net investment income--Class B ..............................................            --                         --
Net investment income--Class C ..............................................            --                         --
Net investment income--Class Y ..............................................            --                         (11,800)
Net realized gains from investment transactions--Class A ....................            --                      (4,208,795)
Net realized gains from investment transactions--Class B ....................            --                      (3,471,055)
Net realized gains from investment transactions--Class C ....................            --                      (1,409,862)
Net realized gains from investment transactions--Class Y ....................            --                         (80,615)
                                                                                   -------------              -------------
Total Dividends and Distributions to Shareholders ...........................            --                      (9,597,619)
                                                                                   -------------              -------------
FROM CAPITAL STOCK TRANSACTIONS:
Net proceeds from the sale of shares ........................................         52,762,473                189,272,936
Cost of shares repurchased ..................................................        (83,568,067)              (374,535,641)
Proceeds from dividends reinvested ..........................................            --                       8,483,816
                                                                                   -------------              -------------
Net decrease in net assets from capital stock transactions ..................        (30,805,594)              (176,778,889)
                                                                                   -------------              -------------
Net increase (decrease) in net assets .......................................         24,850,293               (225,026,555)
NET ASSETS:
Beginning of period .........................................................        258,760,409                483,786,964
                                                                                   -------------              -------------
End of period ...............................................................      $ 283,610,702              $ 258,760,409
                                                                                   =============              =============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Financial Services Growth Fund Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was incorporated in the state of Maryland on February 13, 1986.

   The Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc.("Mitchell Hutchins"), the investment adviser and administrator of the Fund. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned indirect subsidiary of UBSAG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Fund's board determines that this does not represent fair value.

   REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The Fund invests primarily in equity securities of financial services companies. Economic, legislative and regulatory developments impacting those industries may affect the market value of the Fund's investments. In addition, the Fund's ability to invest in U.S. dollar-denominated foreign equity securities and ability to use options and futures contracts also entail special risks.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets. At September 30, 2000, the Fund owed Mitchell Hutchins $158,285 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the six months ended September 30, 2000, Mitchell Hutchins waived $4,229.

   For the six months ended September 30, 2000, the Fund paid $31,578 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At September 30, 2000, the Fund owed Mitchell Hutchins $138,772 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins earned $375,949 in sales charges for the Fund for the six months ended September 30, 2000.

SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended September 30, 2000, the Fund earned $11,233 for lending securities. The Fund's lending agent is PaineWebber, which received compensation from the Fund for the six months ended September 30, 2000 of $4,195.

   At September 30, 2000, the Fund owed PaineWebber $895 in compensation as security lending agent.

   As of September 30, 2000, the Fund's custodian held cash and/or cash equivalents having an aggregate value of $25,754,200 as collateral for portfolio securities loaned having a market value of $24,950,086. The cash collateral was invested in the following money market funds:


              NUMBER OF                                                                                      MARKET
               SHARES                                                                                         VALUE
               ------                                                                                         -----
             1,849,368   AIM Liquid Assets Portfolio ...................................................  $ 1,849,368
            21,532,751   Mitchell Hutchins Private Money Market Fund LLC ...............................   21,532,751
               247,921   AIM Prime Portfolio ...........................................................      247,921
             2,019,740   Provident Tempcash Portfolio ..................................................    2,019,740
               104,420   Scudder Institutional Fund ....................................................      104,420
                                                                                                          -----------
                         Total investments of cash collateral received for securities loaned
                          (cost--$25,754,200) ..........................................................  $25,754,200
                                                                                                          ===========

BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended September 30, 2000, the Fund had an amount outstanding under the Facility of $1,100,000 with an interest rate of 7.02% on September 28, 2000. The Fund did not borrow under the Facility at any other time for the six months ended September 30, 2000.

TRANSFER AGENCY SERVICE FEES

   PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended September 30, 2000, PaineWebber received from PFPC, Inc., not the Fund, approximately 48% of the total transfer agency service fees collected by PFPC, Inc. from the Fund.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at September 30, 2000 was substantially the same as the cost of securities for financial statement purposes.

   At September 30, 2000, the components of net unrealized appreciation of investments were as follows:


              Gross appreciation (investment having an excess of value over cost) ....................    $47,592,792
              Gross depreciation (investment having an excess of cost over value) ....................     (3,344,439)
                                                                                                          -----------
              Net unrealized appreciation of investments .............................................    $44,248,353
                                                                                                          ===========

   For the six months ended September 30, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:


              Purchases ..............................................................................   $267,662,185
              Sales ..................................................................................   $288,309,792

FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

CAPITAL STOCK

   There are 300 million shares of $0.001 par value common stock authorized for the Fund. Transactions in common stock were as follows:


                                                    CLASS A                           CLASS B
                                        ---------------------------      ----------------------------
                                          SHARES           AMOUNT           SHARES           AMOUNT
                                        ----------    -------------      -----------    -------------
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2000:
Shares sold ......................       1,261,739    $  36,232,331          135,705    $   3,591,311
Shares repurchased ...............      (1,704,053)     (48,589,357)        (675,591)     (18,250,687)
Shares converted from
  Class B to  Class A ............          56,296        1,634,396          (58,477)      (1,634,396)
                                         ---------    -------------       ----------    -------------
Net decrease .....................        (386,018)   $ (10,722,630)        (598,363)   $ (16,293,772)
                                         =========    =============       ==========    =============
FOR THE YEAR ENDED MARCH 31, 2000:
Shares sold ......................       4,659,804    $ 135,090,999          516,161    $  14,047,614
Shares repurchased ...............      (7,239,977)    (207,821,936)      (3,315,872)     (89,858,005)
Shares converted from
  Class B to Class A .............         405,494       11,626,177         (418,960)     (11,626,177)
Dividends reinvested .............         149,338        3,954,469          122,317        3,131,318
                                         ---------    -------------       ----------    -------------
Net decrease .....................      (2,025,341)   $ (57,150,291)      (3,096,354)   $ (84,305,250)
                                         =========    =============       ==========    =============

                                                   CLASS C                          CLASS Y
                                        ----------------------------        --------------------------
                                           SHARES           AMOUNT           SHARES           AMOUNT
                                        -----------    -------------        ---------    -------------
FOR THE SIX MONTHS ENDED
  SEPTEMBER 30, 2000:
Shares sold ......................          443,531    $  12,470,020           16,938    $     468,811
Shares repurchased ...............         (583,535)     (16,103,155)         (22,113)        (624,868)
Shares converted from
  Class B to  Class A ............             --               --               --               --
                                          ---------    -------------       ----------    -------------
Net decrease .....................         (140,004)   $  (3,633,135)          (5,175)   $    (156,057)
                                          =========    =============       ==========    =============
FOR THE YEAR ENDED MARCH 31, 2000:
Shares sold ......................        1,416,379    $  38,470,701           58,581    $   1,663,622
Shares repurchased ...............       (2,663,184)     (72,777,596)        (143,320)      (4,078,104)
Shares converted from
  Class B to Class A .............             --               --               --               --
Dividends reinvested .............           51,175        1,307,005            3,436           91,024
                                          ---------    -------------       ----------    -------------
Net decrease .....................       (1,195,630)   $ (32,999,890)         (81,303)   $  (2,323,458)
                                          =========    =============       ==========    =============

                 [This page has been left blank intentionally.]

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.



FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:


                                                                                       CLASS A
                                                     ------------------------------------------------------------------------
                                                        FOR THE
                                                      SIX MONTHS
                                                         ENDED
                                                     SEPTEMBER 30,                   FOR THE YEARS ENDED MARCH 31,
                                                         2000          ------------------------------------------------------
                                                      (UNAUDITED)        2000       1999         1998       1997       1996
                                                      -----------        ----       ----         ----       ----       ----
Net asset value, beginning of period .................    $26.68         $30.24     $33.56       $23.41     $21.16     $17.11
                                                        --------       --------   --------     --------    -------    -------
Net investment income ................................      0.04@          0.10@      0.33@        0.20       0.18       0.30
Net realized and unrealized gains (losses)
         from investments ............................      6.34@         (2.79)@    (2.96)@      11.75       5.69       6.25
                                                        --------       --------   --------     --------    -------    -------
Net increase (decrease) from
         investment operations .......................      6.38          (2.69)     (2.63)       11.95       5.87       6.55
                                                        --------       --------   --------     --------    -------    -------
Dividends from net investment income .................       --           (0.08)     (0.28)       (0.21)     (0.23)     (0.29)
Distributions from net realized gains
         from investment transactions ................       --           (0.79)     (0.41)       (1.59)     (3.39)     (2.21)
                                                        --------       --------   --------     --------    -------    -------
Total dividends and distributions ....................       --           (0.87)     (0.69)       (1.80)     (3.62)     (2.50)
                                                        --------       --------   --------     --------    -------    -------
Net asset value, end of period .......................    $33.06         $26.68     $30.24       $33.56     $23.41     $21.16
                                                        ========       ========   ========     ========    =======    =======
Total investment return (1) ..........................     23.91%         (8.88)%    (7.81)%      51.92%     28.72%     39.02%
                                                        ========       ========   ========     ========    =======    =======
Ratios/Supplemental data:
Net assets, end of period (000's) ....................  $143,782       $126,334   $204,433     $209,818    $85,661    $64,003
Expenses to average net assets
         net of waivers from adviser (2) .............      1.27%*         1.23%      1.17%        1.17%      1.52%      1.37%
Net investment income to average net assets
         net of waivers from adviser (2) .............      0.31%*         0.35%      1.07%        1.12%      0.90%      1.50%
Portfolio turnover rate ..............................       108%           122%        59%          23%        40%        53%


----------
*    Annualized.
+    Commencement of issuance of shares.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
(2) During the six months ended September 30, 2000 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.
@    Calculated using the average monthly shares outstanding for the period.


                                                                                       CLASS B
                                                     ------------------------------------------------------------------------
                                                        FOR THE
                                                      SIX MONTHS
                                                         ENDED
                                                     SEPTEMBER 30,                   FOR THE YEARS ENDED MARCH 31,
                                                         2000          ------------------------------------------------------
                                                      (UNAUDITED)        2000       1999         1998       1997       1996
                                                      -----------        ----       ----         ----       ----       ----
Net asset value, beginning of period .................   $25.73          $29.35     $32.62      $22.87     $20.75     $16.85
                                                       --------        --------   --------    --------    -------    -------
Net investment income ................................    (0.07)@         (0.12)@     0.09@       0.09       0.04       0.13
Net realized and unrealized gains (losses)
         from investments ............................     6.09@          (2.71)@    (2.87)@     11.34       5.53       6.16
                                                       --------        --------   --------    --------    -------    -------
Net increase (decrease) from
         investment operations .......................     6.02           (2.83)     (2.78)      11.43       5.57       6.29
                                                            --              --       (0.08)      (0.09)     (0.06)     (0.18)
Dividends from net investment income .................
Distributions from net realized gains                       --            (0.79)     (0.41)      (1.59)     (3.39)     (2.21)
         from investment transactions ................ --------        --------   --------    --------    -------    -------
                                                            --            (0.79)     (0.49)      (1.68)     (3.45)     (2.39)
Total dividends and distributions .................... --------        --------   --------    --------    -------    -------
                                                         $31.75          $25.73     $29.35      $32.62     $22.87     $20.75
Net asset value, end of period ....................... ========        ========   ========    ========    =======    =======
                                                          23.40%          (9.63)%    (8.51)%     50.80%     27.74%     37.97%
Total investment return (1) .......................... ========        ========   ========    ========    =======    =======

Ratios/Supplemental data:                               $94,088         $91,643   $195,392    $198,473    $41,579    $28,147
Net assets, end of period (000's) ....................
Expenses to average net assets                             2.10%*          2.02%      1.94%       1.92%      2.27%      2.12%
         net of waivers from adviser (2) .............
Net investment income to average net assets               (0.52)%*        (0.44)%     0.29%       0.37%      0.15%      0.74%
         net of waivers from adviser (2) .............      108%            122%        59%         23%        40%        53%
Portfolio turnover rate ..............................

                                                                                       CLASS C
                                                     ------------------------------------------------------------------------
                                                        FOR THE
                                                      SIX MONTHS
                                                         ENDED
                                                     SEPTEMBER 30,                   FOR THE YEARS ENDED MARCH 31,
                                                         2000          ------------------------------------------------------
                                                      (UNAUDITED)        2000       1999         1998       1997       1996
                                                      -----------        ----       ----         ----       ----       ----
Net asset value, beginning of period .................   $25.68            $29.28     $32.56      $22.84    $20.75     $16.86
                                                       --------          --------   --------    --------   -------    -------
Net investment income ................................    (0.07)@           (0.12)@     0.08@       0.12      0.06       0.12
Net realized and unrealized gains (losses)
         from investments ............................     6.08@            (2.69)@    (2.86)@     11.28      5.51       6.16
                                                       --------          --------   --------    --------   -------    -------
Net increase (decrease) from
         investment operations .......................     6.01             (2.81)     (2.78)      11.40      5.57       6.28
                                                       --------          --------   --------    --------   -------    -------
Dividends from net investment income .................      --                --       (0.09)      (0.09)    (0.09)     (0.18)
Distributions from net realized gains
         from investment transactions ................      --              (0.79)     (0.41)      (1.59)    (3.39)     (2.21)
                                                       --------          --------   --------    --------   -------    -------
Total dividends and distributions ....................      --              (0.79)     (0.50)      (1.68)    (3.48)     (2.39)
                                                       --------          --------   --------    --------   -------    -------
Net asset value, end of period .......................   $31.69            $25.68     $29.28      $32.56    $22.84     $20.75
                                                       ========          ========   ========    ========   =======    =======
Total investment return (1) ..........................    23.40%            (9.59)%    (8.50)%     50.76%    27.74%     37.92%
                                                       ========          ========   ========    ========   =======    =======
Ratios/Supplemental data:
Net assets, end of period (000's) ....................  $42,808           $38,282    $78,670     $63,809   $12,357     $6,989
Expenses to average net assets
         net of waivers from adviser (2) .............     2.09%*            2.01%      1.94%       1.92%     2.28%      2.14%
Net investment income to average net assets
         net of waivers from adviser (2) .............    (0.50)%*          (0.43)%     0.27%       0.36%     0.15%      0.72%
Portfolio turnover rate ..............................      108%              122%        59%         23%       40%        53%

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.



FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:


                                                                                          CLASS Y
                                                            ----------------------------------------------------------------------
                                                             FOR THE
                                                            SIX MONTHS
                                                              ENDED                   FOR THE YEARS
                                                           SEPTEMBER 30,              ENDED MARCH 31,              FOR THE PERIOD
                                                              2000            -----------------------------        MARCH 30, 1998+
                                                           (UNAUDITED)             2000               1999       TO MARCH 31, 1998
                                                           -----------             ----               ----       -----------------
Net asset value, beginning of period ....................  $   26.67          $   30.23          $   33.56          $   33.22
                                                           ---------          ---------          ---------          ---------
Net investment income ...................................       0.09@              0.17@              0.34@               --
Net realized and unrealized gains (losses)
         from investments ...............................       6.34@             (2.82)@            (2.89)@             0.34
                                                           ---------          ---------          ---------          ---------
Net increase (decrease) from
         investment operations ..........................       6.43              (2.65)             (2.55)              0.34
                                                           ---------          ---------          ---------          ---------
Dividends from net investment income ....................       --                (0.12)             (0.37)              --
Distributions from net realized gains
         from investment transactions ...................       --                (0.79)             (0.41)              --
                                                           ---------          ---------          ---------          ---------
Total dividends and distributions .......................       --                (0.91)             (0.78)              --
                                                           ---------          ---------          ---------          ---------
Net asset value, end of period ..........................  $   33.10          $   26.67          $   30.23          $   33.56
                                                           =========          =========          =========          =========
Total investment return (1) .............................      24.11%             (8.76)%            (7.57)%             1.02%
                                                           =========          =========          =========          =========
Ratios/Supplemental data:
Net assets, end of period (000's) .......................  $   2,933          $   2,502          $   5,292          $       2
Expenses to average net assets
         net of waivers from adviser (2) ................       0.97%*             1.00%              0.90%              0.80%*
Net investment income to average net assets
         net of waivers from adviser (2) ................       0.61%*             0.58%              1.22%              0.00%*
Portfolio turnover rate .................................        108%               122%                59%                23%

----------
*    Annualized.
+    Commencement of issuance of shares.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
(2) During the six months ended September 30, 2000 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.
@    Calculated using the average monthly shares outstanding for the period.

================================================================================


DIRECTORS

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms


PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

John J. Holmgren
VICE PRESIDENT

John J. Holmgren, Jr.
VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDING FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

===

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS

-  High Income Fund
-  Investment Grade Income Fund
-  Low Duration U.S. Government Income Fund
-  Strategic Income Fund
-  U.S. Government Income Fund

TAX-FREE BOND FUNDS

-  California Tax-Free Income Fund
-  Municipal High Income Fund
-  National Tax-Free Income Fund
-  New York Tax-Free Income Fund

STOCK FUNDS

-  Enhanced S&P 500 Fund
-  Enhanced Nasdaq-100 Fund
-  Financial Services Growth Fund
-  Growth Fund
-  Growth and Income Fund
-  Mid Cap Fund
-  Small Cap Fund                                           PAINEWEBBER
-  S&P 500 Index Fund
-  Strategy Fund
-  Tax-Managed Equity Fund
                                                            -------------------
ASSET ALLOCATION FUNDS                                      FINANCIAL
                                                            SERVICES
-  Balanced Fund                                            GROWTH FUND INC.
-  Tactical Allocation Fund

GLOBAL FUNDS

-  Asia Pacific Growth Fund                                 SEMIANNUAL REPORT
-  Emerging Markets Equity Fund
-  Global Equity Fund
-  Global Income Fund

PAINEWEBBER MONEY MARKET FUND                               SEPTEMBER 30, 2000


                                  PAINEWEBBER
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                              All rights reserved